Explanation of the Effects of Transition to International Financial Reporting Standards - Summary of Reconciliation Statement of Consolidated Statements of Financial Position (Detail) - EUR (€)
€ in Thousands
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Non-current assets
Property, plant and equipment	€ 111,086	€ 115,190	€ 121,705
Intangible assets and goodwill	5,892	5,837	3,927
Equity-accounted investees	40,220	79	97
Other non-current receivables	4,533	1,402	2,137
Other non-current assets	3,359	2,851	1,323
Deferred tax assets	475	626	1,146
Total non current assets	165,565	125,985	130,335
Current assets
Inventories	84,227	91,077	91,014
Trade receivables	40,967	37,549	40,138
Other current receivables	9,507	12,910	18,237
Other current assets	8,107	7,232	10,243
Current income tax assets	1,986	2,413	1,254
Gains on derivative financial instruments	218	339	223
Cash and cash equivalents	62,131	55,035	64,981
Total current assets	207,143	206,555	226,090
TOTAL ASSETS	372,708	332,540	356,425
EQUITY
Share capital	54,853	54,853	54,853
Reserves	17,198	16,398	24,065
Retained earnings	64,496	31,244	61,636
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	136,547	102,495	140,554
Non-controlling interests	1,634	2,039	3,445
TOTAL EQUITY	138,181	104,534	143,999
Non-current liabilities
Long-term borrowings	10,361	20,877	6,329
Employees' leaving entitlement	17,181	18,820	19,426
Non-current contract liabilities	9,934	2,560	1,652
Provisions	14,502	16,715	13,253
Deferred income for capital grants	13,002	13,771	14,760
Deferred tax liabilities	42	320	1,763
Total non current liabilities	66,141	73,063	57,183
Current liabilities
Bank overdraft and short-term borrowings	35,148	25,967	24,427
Current portion of long-term borrowings	10,582	4,840	11,632
Trade payables	77,901	76,035	70,457
Other payables	26,914	27,587	29,407
Current contract liabilities	12,165	12,973	10,647
Provisions	4,476	5,957	5,687
Liabilities for current income tax	880	1,317	1,693
Losses on derivative financial instruments	320	267	1,293
Total current liabilities	168,386	154,943	155,243
TOTAL LIABILITIES	234,527	228,006	212,426
TOTAL EQUITY AND LIABILITIES	€ 372,708	332,540	356,425
Previous GAAP [member]
Non-current assets
Property, plant and equipment		107,917	115,924
Intangible assets and goodwill		5,514	4,233
Equity-accounted investees		79	97
Other non-current receivables		1,402	2,137
Deferred tax assets		626	1,100
Total non current assets		115,538	123,491
Current assets
Inventories		80,273	78,384
Trade receivables		46,852	53,087
Other current receivables		12,910	18,237
Other current assets		4,404	7,573
Current income tax assets		2,413	1,254
Gains on derivative financial instruments		339	223
Cash and cash equivalents		55,035	64,981
Total current assets		202,226	223,739
TOTAL ASSETS		317,764	347,230
EQUITY
Share capital		54,853	54,853
Reserves		5,247	16,439
Retained earnings		46,346	77,745
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY		106,446	149,037
Non-controlling interests		2,039	3,445
TOTAL EQUITY		108,485	152,482
Non-current liabilities
Long-term borrowings		20,877	6,329
Employees' leaving entitlement		17,210	17,791
Provisions		16,715	13,253
Deferred income for capital grants		6,809	7,195
Deferred tax liabilities		48	1,763
Total non current liabilities		61,659	46,331
Current liabilities
Bank overdraft and short-term borrowings		19,680	18,152
Current portion of long-term borrowings		4,840	11,632
Trade payables		76,035	70,457
Other payables		27,587	29,407
Current contract liabilities		11,937	10,096
Provisions		5,957	5,687
Liabilities for current income tax		1,317	1,693
Losses on derivative financial instruments		267	1,293
Total current liabilities		147,620	148,417
TOTAL LIABILITIES		209,279	194,748
TOTAL EQUITY AND LIABILITIES		317,764	347,230
Effect of transition to IFRSs [member]
Non-current assets
Property, plant and equipment		7,273	5,781
Intangible assets and goodwill		323	(306)
Other non-current assets		2,851	1,323
Deferred tax assets			46
Total non current assets		10,447	6,844
Current assets
Inventories		10,804	12,630
Trade receivables		(9,303)	(12,949)
Other current assets		2,828	2,670
Total current assets		4,329	2,351
TOTAL ASSETS		14,776	9,195
EQUITY
Reserves		11,151	7,626
Retained earnings		(15,102)	(16,109)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY		(3,951)	(8,483)
TOTAL EQUITY		(3,951)	(8,483)
Non-current liabilities
Employees' leaving entitlement		1,610	1,635
Non-current contract liabilities		2,560	1,652
Deferred income for capital grants		6,962	7,565
Deferred tax liabilities		272
Total non current liabilities		11,404	10,852
Current liabilities
Bank overdraft and short-term borrowings		6,287	6,275
Current contract liabilities		1,036	551
Total current liabilities		7,323	6,826
TOTAL LIABILITIES		18,727	17,678
TOTAL EQUITY AND LIABILITIES		14,776	9,195
IFRS [member]
Non-current assets
Property, plant and equipment		115,190	121,705
Intangible assets and goodwill		5,837	3,927
Equity-accounted investees		79	97
Other non-current receivables		1,402	2,137
Other non-current assets		2,851	1,323
Deferred tax assets		626	1,146
Total non current assets		125,985	130,335
Current assets
Inventories		91,077	91,014
Trade receivables		37,549	40,138
Other current receivables		12,910	18,237
Other current assets		7,232	10,243
Current income tax assets		2,413	1,254
Gains on derivative financial instruments		339	223
Cash and cash equivalents		55,035	60,565
Total current assets		206,555	226,090
TOTAL ASSETS		332,540	356,425
EQUITY
Share capital		54,853	54,853
Reserves		16,398	24,065
Retained earnings		31,244	61,636
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY		102,495	140,554
Non-controlling interests		2,039	3,445
TOTAL EQUITY		104,534	143,999
Non-current liabilities
Long-term borrowings		20,877	6,329
Employees' leaving entitlement		18,820	19,426
Non-current contract liabilities		2,560	1,652
Provisions		16,715	13,253
Deferred income for capital grants		13,771	14,760
Deferred tax liabilities		320	1,763
Total non current liabilities		73,063	57,183
Current liabilities
Bank overdraft and short-term borrowings		25,967	24,427
Current portion of long-term borrowings		4,840	11,632
Trade payables		76,035	70,457
Other payables		27,587	29,407
Current contract liabilities		12,973	10,647
Provisions		5,957	5,687
Liabilities for current income tax		1,317	1,693
Losses on derivative financial instruments		267	1,293
Total current liabilities		154,943	155,243
TOTAL LIABILITIES		228,006	212,426
TOTAL EQUITY AND LIABILITIES		€ 332,540	€ 356,425